Note to Consolidated Statements of Cash flows - Summary of Reconciliation From Profit Before Income Tax To Cash Used In Operating Activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation from profit before income tax to cash used in operating activities [Line Items]
Profit before income tax	¥ 13,013,271	¥ 23,400,178	¥ 17,909,505
Adjustments for
Depreciation of property and equipment	177,799	193,511	226,862
Depreciation of right-of-use assets	578,014	608,889	604,018
Amortization of intangible assets	15,325	22,234	31,831
Share of loss/(profit) of associates and joint ventures	218	31,143	(14,837)
Net gains on sale of property and equipment, and intangible assets	24,256	6,681	184
Net unrealized losses/(gains) on financial assets at fair value through profit or loss	212,297	483,356	558,044
Non-cash employee benefits expense-share based payment	45,919	133,395	165,248
Asset impairment losses	427,108	1,100,882	7,168
Credit impairment losses	11,956,103	5,658,259	2,768,499
Finance cost classified as financing activities	2,502,008	1,808,050	3,137,737
Investment income classified as investing activities	(1,460,167)	(1,592,319)	(1,127,006)
Foreign exchange losses/(gains)	877,232	(206,753)	(192,337)
Change in operating assets and liabilities	28,369,383	31,647,506	24,074,916
Change in operating assets and liabilities, net of effects from purchase of controlled entity
Decrease/(increase) in loans to customers and accounts and other receivables	10,415,490	(101,160,641)	(68,897,073)
Increase/(decrease) in accounts and other payables	(24,054,567)	82,508,406	56,166,868
Net cash generated from / (used in) operating activities	¥ 14,730,306	¥ 12,995,271	¥ 11,344,711